INSURANCE CONTRACTS (Details 8) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Changes in obligation to pay arising from return on investment	R$ 8,459,749	R$ 11,547,973
Interest on monetary adjustment of insurance liabilities	21,681,764	22,338,084
Amounts recognized in income	30,141,513	33,886,057
Effect of changes in interest rates	(3,916,352)	1,871,540
Amounts recognized in other comprehensive income	(3,916,352)	1,871,540
Financial expenses of insurance contracts	R$ 26,225,161	R$ 35,757,597